UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

      GM Financial Revolving Receivables Trust 2023-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:     0001347185

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Frank E. Brown III, Esq. – Senior Vice President, Corporate Counsel and Secretary, (817) 302-7521

Name and telephone number, including area code,

of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Report of Independent Accountants on Applying Agreed-Upon Procedures, dated May 11, 2023, with respect to certain agreed-upon procedures performed by a third-party due diligence provider.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AFS SENSUB CORP. (Depositor)

	By:	/s/ Sheli Fitzgerald
		Name:	Sheli Fitzgerald
		Title:	Chief Executive Officer and President

Date: May 12, 2023